Document and Entity Information	9 Months Ended
Sep. 30, 2026
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	TRITON INTERNATIONAL LIMITED
Amendment Flag	false
Entity Central Index Key	0001660734
Document Period End Date	Sep. 30, 2026
Current Fiscal Year End Date	--12-31